COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2013
Operating Lease Commitments

Future minimum payments under non-cancelable operating leases related to offices, servers and bandwidth with initial terms of one-year or more consisted of the following at September 30, 2013:

US$

Years ending September 30,
2014	1,637
2015	80
2016	58
2017	5

1,780